Significant accounting policies	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Significant accounting policies
2.	Significant accounting policies

Statement of compliance

These consolidated financial statements have been prepared in accordance with IFRS and were approved by the Board of Directors on March 23, 2021.

Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis, except for the warrant liability which has been measured at fair value. Certain assets may be carried at their net realizable value or at their recoverable amount if they have been subject to impairment.

Functional and presentation currency

The consolidated financial statements are presented in Canadian dollars, which is also the Company’s functional currency.

Basis of consolidation

The consolidated financial statements include the accounts of Liminal BioSciences Inc., and those of its subsidiaries. The Company’s subsidiaries at December 31, 2020, 2019 and 2018 are as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
			2020	2019	2018
Fairhaven Pharmaceuticals Inc.	Small molecule therapeutics	Quebec, Canada	100%	nil	nil
Liminal R&D BioSciences Inc.	Small molecule therapeutics	Quebec, Canada	100%	100%	100%
Liminal BioSciences Holdings Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Liminal BioSciences Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Pharma SMT B.V	Small molecule therapeutics	Amsterdam, Netherlands	100%	100%	N/A
Prometic Bioproduction Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	100%
Prometic Plasma Resources Inc.	Plasma-derived therapeutics	Winnipeg, Canada	100%	100%	100%
Telesta Therapeutics Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	100%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%	73%	73%
Prometic Biotherapeutics Inc.	Plasma-derived therapeutics	Delaware, U.S.	100%	100%	100%
Prometic Plasma Resources USA Inc.	Plasma-derived therapeutics	Delaware, U.S.	100%	100%	100%
Prometic Biotherapeutics Ltd	Plasma-derived therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Biotherapeutics B.V.	Plasma-derived therapeutics	Amsterdam, Netherlands	100%	100%	N/A
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%	77%	77%
Prometic Bioseparations Ltd	Discontinued operations	Isle of Man, British Isles	nil	nil	100%
Prometic Manufacturing Inc.	Discontinued operations	Quebec, Canada	nil	nil	100%

The Company consolidates investees when, based on the evaluation of the substance of the relationship with the Company, it concludes that it controls the investees. The Company controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as the parent Company, using consistent accounting policies. All intra-group transactions, balances, income and expenses are eliminated in full upon consolidation.

When a subsidiary is not wholly-owned the Company recognizes the non-controlling interests’ share of the net assets and results of operations in the subsidiary. When the proportion of the equity held by non-controlling interests’ changes without resulting in a change of control, the carrying amount of the controlling and non-controlling interest are adjusted to reflect the changes in their relative interests in the subsidiary. In these situations, the Company recognizes directly in equity the effect of the change in ownership of a subsidiary on the non-controlling interests. Similarly, after recognizing its share of the operating losses, the non-controlling interest is adjusted for its share of the equity contribution made by Liminal that does not modify the interest held by either party. The offset to this adjustment is recorded in the deficit. The effect of these transactions is presented in the consolidated statement of changes in equity.

Financial instruments

Recognition and derecognition

Financial instruments are recognized in the consolidated statement of financial position when the Company becomes a party to the contractual obligations of the instrument. On initial recognition, financial instruments are recognized at their fair value plus, in the case of financial instruments not at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition or issue of financial instruments. Financial assets are subsequently derecognized when payment is received in cash or other financial assets or if the debtor is discharged of its liability.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing liability is replaced by another from the same creditor on substantially different terms, or the terms of the liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statement of operations.

Classification

Subsequent to initial recognition, financial instruments are measured according to the category to which they are classified. Financial instruments are measured at amortized cost unless they are classified as fair value through other comprehensive income, or FVOCI, classified as FVPL or designated as FVPL, in which case they are subsequently measured at fair value.

The classification of financial asset debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Assets that are held to collect contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Equity instruments that are held for trading (including all equity derivative instruments) are classified as FVPL. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVPL.

Currently, the Company classifies cash, cash equivalents, trade receivables, other receivables, restricted cash, and long-term deposits as financial assets measured at amortized cost and trade payables, wages and benefits payable, royalty payment obligations, license acquisition payment obligations, other employee benefit liabilities and long-term debt as financial liabilities measured at amortized cost.

The Company classifies the warrant liability as a financial liability at FVPL for which the variation in fair value is recorded in consolidated statement of operations. The Company previously held an investment in convertible debt that it classified as financial assets at FVPL in the year ended December 31, 2018.

Impairment of financial assets

The expected credit losses associated with its debt instruments carried at amortized cost is assessed on a forward-looking basis. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires lifetime expected losses to be recognized from initial recognition of the receivables.

Cash equivalents

Cash and cash equivalents comprise deposits in banks and highly liquid investments having an original maturity of 90 days or less when issued.

Inventories

Inventories of raw materials and finished goods are valued at the lower of cost and net realizable value. Cost is determined on a first in, first out basis. The cost of manufactured inventories comprises all costs that are directly attributable to the manufacturing process, such as raw materials, direct labour and manufacturing overhead based on normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business and the estimated selling costs except for raw materials for which it is determined using replacement cost.

Capital assets

Capital assets are recorded at cost less any government assistance, accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as described below.

Capital asset	Period
Buildings and improvements	20 years
Leasehold improvements	The lower of the lease term and the useful life
Production and laboratory equipment	5 - 20 years
Furniture	5 - 10 years
Computer equipment	3 - 5 years

The estimated useful lives, residual values and depreciation methods are reviewed annually with the effect of any changes in estimates accounted for on a prospective basis. The gain or loss arising on the disposal or retirement of a capital asset is determined as the difference between the sales proceeds and its carrying amount and is recognized in profit or loss.

Government assistance

Government assistance programs, including investment tax credits on research and development expenses and salary and rent subsidies are reflected as reductions to the cost of the assets or to the expenses to which they relate and are recognized when there is reasonable assurance that the assistance will be received and all attached conditions are complied with.

Right-of-use assets

The Company recognizes a right-of-use, or ROU, asset at the commencement date of a lease which is when the date at which the underlying asset is available for use. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use asset is depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.

Intangible assets

Intangible assets include acquired rights such as licenses for product manufacturing and commercialization, donor lists, external patent costs and software costs. They are carried at cost less accumulated amortization. Amortization commences when the intangible asset is available for use and is calculated over the estimated useful lives of the intangible assets acquired using the straight-line method. The maximum period used for each category of intangible asset are presented in the table below. The estimated useful lives and amortization method are reviewed annually, with the effect of any changes in estimates being accounted for on a prospective basis. The amortization expense is recognized in the consolidated statement of operations in the expense category consistent with the function of the intangible assets.

Intangible asset	Period
Licenses and other rights	30 years
Donor lists	10 years
Patents	20 years
Software	5 years

Impairment of long-lived assets

At the end of each reporting period, the Company reviews the carrying amounts of its capital, ROU and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If impairment indicators exist, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. For intangible assets not yet available for use, an impairment test is performed annually at November 30, until amortization commences, whether or not there are impairment indicators. When it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit, or CGU, which represents the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets, groups of assets or CGUs to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, the corporate assets are also allocated to individual CGUs, or otherwise they are allocated to the smallest group of CGUs for which a reasonable and consistent allocation basis can be identified.

The recoverable amount is the higher of the fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

An impairment loss is recognized when the carrying amount of an asset or a CGU exceeds its recoverable amount by the amount of this excess. An impairment loss is recognized immediately in profit or loss in the period during which the loss is incurred. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount; on reversal of an impairment loss, the increased carrying amount does not exceed the carrying amount that would have been determined had an impairment loss not been recognized for the asset or CGU in prior periods. A reversal of an impairment loss is recognized immediately in profit or loss.

Investment in an associate

Investments in associates are accounted for using the equity method. An associate is an entity over which the Company has significant influence. Under the equity method, the investment in the associate is carried on the consolidated statement of financial position at cost plus post acquisition changes in the Company’s share of net assets of the associate.

The consolidated statement of operations reflects the Company’s share of the results of operations of the associate.

At each balance sheet date, management considers whether there is objective evidence of impairment in associates. If there is such evidence, management determines the amount of impairment to record, if any, in relation to the associate.

When the level of influence over an associate changes either following a loss of significant influence over the associate, or the obtaining of control over the associate or when an investment in a financial asset accounted for under IFRS 9 becomes subject to significant influence, the Company measures and recognizes its investment at its fair value. Any difference between the carrying amount of the associate at the time of the change in influence and the fair value of the investment, and proceeds from disposal if any, is recognized in profit or loss.

Lease liabilities

At the commencement date of a lease, the Company recognizes a lease liability measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of a lease liability is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of a lease liability is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment whether the underlying asset will be purchased.

The Company applies the short-term lease recognition exemption to leases of 12 months or less, as well as the lease of low-value assets recognition exemption. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Revenue recognition

To determine revenue recognition for contracts with customers, Liminal performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The five-step model is only applied to contracts when it is probable that we will collect the consideration we are entitled to in exchange for the goods or services we transfer. At contract inception, the Company assesses the goods or services promised within each contract, determines those that are performance obligations, and assesses whether each promised good or service is distinct. The transaction price that is allocated to the respective performance obligation is recognized as revenue when (or as) the performance obligation is satisfied.

Sale of goods

Revenue from sale of goods is recognized when the terms of a contract with a customer have been satisfied. This occurs when:

•	The control over the product has been transferred to the customer; and
•	The product is received by the customer or transfer of title to the customer occurs upon shipment.

Following delivery, the customer bears the risks of obsolescence and loss in relation to the goods. Revenue is recognized based on the price specified in the contract, net of estimated sales discounts and returns.

Rendering of services

Revenues from contracted services are generally recognized as the performance obligations are satisfied over time, and the related expenditures are incurred pursuant to the terms of the agreement. Contract revenue is recognized on a percentage of completion basis based on key milestones contained within the contract.

Licensing fees and milestone payments

The Company determines whether the Company's promise to grant a license provides its customer with either a right to access the Company’s intellectual property ("IP") or a right to use the Company’s IP. A license will provide a right to access the intellectual property if there is significant development of the intellectual property expected in the future whereas for a right to use, the intellectual property is to be used in the condition it is at the time the license is signed. Revenue from a license that provides a customer the right to use the Company’s IP is recognized at a point in time when the transfers to the licensee is completed and the license period begins. When a license provides access to the Company's IP over a license term, the performance obligation is satisfied over time and, therefore, revenue is recognized over the term of the license arrangement. Milestone payments are immediately recognized as licensing revenue when the condition is met, if the milestone is not a condition to future deliverables and collectability is reasonably assured. Otherwise, they are recognized over the remaining term of the agreement or the performance period.

Royalty revenue

Royalty revenues are recognized once the sale of products to which the royalties gives rise occurs.

Rental revenue

The Company accounts for the lease or sub-lease with its tenant as an operating lease when the Company has not transferred substantially all of the risks and benefits of ownership of its property or leased property. Revenue recognition under an operating lease commences when the tenant has a right to use the leased asset, and the total amount of contractual rent to be received from the operating lease is recognized on a straight-line basis over the term of the lease. Rental revenue also includes recoveries of operating expenses and property taxes.

Research and development expenses

Expenditure on research activities is recognized as an expense in the period during which it is incurred. An internally generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
•	the intention to complete the intangible asset and use or sell it;
•	the ability to use or sell the intangible asset;
•	how the intangible asset will generate probable future economic benefits;
•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
•	the ability to measure reliably the expenditures attributable to the intangible asset during its development.

To date, the Company has not capitalized any development costs.

Research and development expenses presented in the consolidated statement of operations comprise the costs to manufacture the plasma-derived product candidates used in pre-clinical tests and clinical trials. It also includes the cost of product candidates used in our small molecule clinical trials such as PBI-4050, external consultants supporting the clinical trials and pre-clinical tests, employee compensation and other operating expenses involved in research and development activities.

Foreign currency translation

Transactions and balances

Transactions in foreign currencies are initially recorded by the Company and its entities at their respective functional currency rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency spot rate of exchange at the reporting date. All differences are taken to the consolidated statement of operations. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates when the initial transactions took place.

Group companies

The assets and liabilities of foreign operations are translated into Canadian dollars at the rate of exchange prevailing at the reporting date and their statements of operations are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on the translation are recognized in other comprehensive loss. On disposal of a foreign operation, the component of other comprehensive loss relating to that particular foreign operation is reclassified from the consolidated statement of comprehensive loss to the consolidated statement of operations as part of the gain or loss on the disposal of the foreign operation.

Income taxes

The Company uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities are recognized in the consolidated statement of financial position for the future tax consequences attributable to differences between the consolidated financial statements carrying values of existing assets and liabilities and their respective income tax bases. Deferred income tax assets and liabilities are measured using income tax rates expected to apply when the assets are realized or the liabilities are settled. The effect of a change in income tax rates is recognized in the year during which these rates change. Deferred income tax assets are recognized to the extent that it is probable that future tax profits will allow the deferred tax assets to be recovered. When uncertainties exist over income tax treatments, the Company applies the guidance in IFRIC 23, Uncertainty over income tax treatments when evaluating its income tax provisions.

Share-based payments

The Company has a stock option plan and a restricted share unit plan. The fair value of stock options granted is determined at the grant date using the Black-Scholes option pricing model and is expensed over the vesting period of the options. Awards with graded vesting are considered to be multiple awards for fair value measurement. The fair value of Restricted Share Units, or RSU, is determined using the market value of the Company’s shares on the grant date. The expense associated with RSU awards that vest over time are recognized over the vesting period. When the vesting of RSU is dependent on meeting performance targets as well as a service requirement, the Company will estimate the outcome of the performance targets to determine the expense to recognize over the vesting period, and revise those estimates until the final outcome is determined. An estimate of the number of awards that are expected to be forfeited is also made at the time of grant and revised periodically if actual forfeitures differ from those estimates.

The Company’s policy is to issue new shares upon the exercise of stock options and the release of RSU for which conditions have been met.

Assets held for sale and discontinued operations

The Company classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale rather than through continuing use. Such non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and their fair value less cost to sell. Costs to sell are the incremental costs directly attributable to the sale, excluding finance costs and income tax expense. Such assets are only presented as held for sale when the sale is highly probable and the assets or disposal group are available for immediate sale in their present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the sale will be withdrawn. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Capital assets included as part of the assets held for sale are not depreciated once classified as held for sale. Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position.

The results of discontinued operations are presented net of tax in the consolidated statement of operations. Incremental cost related to the disposition and income taxes are allocated to discontinued operations. The discontinued operations also include the gain or loss on the disposal, which will also include the reclassification of historical exchange differences on translation of foreign operations sold. The results of discontinued operations exclude the allocation of the corporate finance costs and general corporate overheads in the forms of management fees if those costs will continue to be incurred by Liminal following the disposition. The prior period results from discontinued operations have been reclassified and presented in the consolidated statements of operations.

Earnings per share (EPS)

The Company presents basic and diluted earnings per share, or EPS, data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year adjusted for any bonus element. Diluted EPS is determined by adjusting the weighted average number of common shares outstanding for the effects of all dilutive potential common shares, which comprise warrants, stock options, RSU and common shares that would be issued upon the conversion of the secured convertible debentures into shares.

Share and warrant issue expenses

The Company records share and warrant issue expenses as an increase to the deficit.